RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of balances due to related parties included in accounts payable, accrued liabilities, and promissory note payable [Table Text Block]
	March 31, 2026	March 31, 2025
	$	$
Lease liabilities due to a company controlled by the Chief Executive Officer ("CEO")	4,288,924	4,630,273
Due to the Chief Financial Officer ("CFO")	400	557
	4,289,324	4,630,830

Schedule of transactions with related parties including key management personnel [Table Text Block]
	Year ended March 31,
	2026	2025
	$	$
Consulting fees paid to a director	60,000	60,000
Amounts paid to CEO or companies controlled by CEO for leases	791,188	768,143
Amounts paid to CEO or companies controlled by CEO for remuneration	200,000	200,000
Salary paid to directors and officers	511,135	489,042
Share-based compensation	154,845	513,735
	1,717,168	2,030,920